Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

12. Property, Plant and Equipment

			Office equipment,
	Laboratory equipment	Leasehold improvements	furniture and others	Assets under construction	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021
Cost	5,672	1,461	585	1,906	9,624
Accumulated depreciation	(1,460)	(808)	(417)	—	(2,685)
Net book value	4,212	653	168	1,906	6,939
Year ended December 31, 2021
Opening net book value	4,212	653	168	1,906	6,939
Additions	30,440	793	422	24,121	55,776
Disposals	(234)	—	(14)	—	(248)
Depreciation	(2,142)	(813)	(175)	—	(3,130)
Transfers	—	2,449	—	(2,449)	—
Closing net book value	32,276	3,082	401	23,578	59,337
As of December 31, 2021
Cost	35,878	4,703	993	23,578	65,152
Accumulated depreciation	(3,602)	(1,621)	(592)	—	(5,815)
Net book value	32,276	3,082	401	23,578	59,337

Year ended December 31, 2022
Opening net book value	32,276	3,082	401	23,578	59,337
Exchange difference	—	(2)	9	—	7
Additions	2,172	456	829	9,528	12,985
Transfers	301	—	—	(301)	—
Disposals	(3)	—	(1)	—	(4)
Depreciation	(3,315)	(1,018)	(528)	—	(4,861)
Impairment loss*	—	—	—	(32,805)	(32,805)
Closing net book value	31,431	2,518	710	—	34,659
As of December 31, 2022
Cost	38,348	5,157	1,830	—	45,335
Accumulated depreciation	(6,917)	(2,639)	(1,120)	—	(10,676)
Net book value	31,431	2,518	710	—	34,659

* The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of RMB 32.8 million for the year ended December 31, 2022.